Summary of Significant Accounting Policies - Schedule of Impact on Depreciation Expense of Property Plant and Equipment and Newly Acquired Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (decrease) in depreciation expense			₩ 3,123,659	₩ 2,791,883	₩ 2,643,445
Depreciation Adjustment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (decrease) in depreciation expense	₩ 52,009	₩ 58,364	₩ (110,373)